Risks (Details)	Dec. 31, 2019 USD ($)
Risks (Textual)
Insured amount	$ 250,000
Cash Deposit [Member]
Risks (Textual)
Deposited with a bank	793,000
Mainland China [Member]
Risks (Textual)
Deposited with a bank	$ 1,000,000